Note 9 - Capital Stock and Reserves - Weighted Average Warrant Assumptions (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Unit warrants [member] | Fair value of option [member]
Statement Line Items [Line Items]
Assumptions	1.94	3.77	0
Unit warrants [member] | Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	4	4	0
Unit warrants [member] | Expected life [member]
Statement Line Items [Line Items]
Assumptions	2	2	0
Unit warrants [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.043	0.035	0
Unit warrants [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	1	1.11	0
Unit warrants [member] | Dividend yield [member]
Statement Line Items [Line Items]
Assumptions	0	0	0
Agent warrants [member] | Fair value [member]
Statement Line Items [Line Items]
Assumptions	1.24	7.95	3.81
Agent warrants [member] | Exercise Price [member]
Statement Line Items [Line Items]
Assumptions	3	8.09	10
Agent warrants [member] | Expected life [member]
Statement Line Items [Line Items]
Assumptions	2	4.78	2
Agent warrants [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.0318	0.0409	0.033
Agent warrants [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Assumptions	0.8595	1.13	1.20
Agent warrants [member] | Dividend yield [member]
Statement Line Items [Line Items]
Assumptions	0	0	0